Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Beginning balance	$ 3,375	$ 3,102
Additions	1,063
Effects of movements in exchange rates	(178)	273
Ending balance	$ 4,260	$ 3,375